SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 18, 2022 $ / shares	Dec. 31, 2022 USD ($) segment $ / shares	Dec. 31, 2021 USD ($)	Mar. 10, 2023 USD ($)	Jan. 01, 2022 USD ($)
Maturity (in months)		3 months
Advertising expenses		$ 18,622	$ 16,595
Amortization of debt issuance costs		$ 6,563	2,361
Number of consecutive trading days	20 days	20 days
Total number of trading days	30 days	30 days
Number of operating segments | segment		2
Other expense, net		$ 308	980
Total operating lease liabilities		2,416
Operating lease right-of-use assets		$ 1,384	0
Customer Concentration Risk | Accounts Receivable and Contract Assets Benchmark | Two Customers
Concentration risk percentage		23.00%
Silicon Valley Bank | Subsequent Event
Restricted cash and cash equivalents				$ 250
Service Exports from India Scheme (SEIS) Income
Other expense, net		$ 760	$ 0
Restricted Stock Units (RSUs) | Minimum
Expected term (in years)		1 year
Restricted Stock Units (RSUs) | Maximum
Expected term (in years)		3 years
Stock Options | Maximum
Expected term (in years)		4 years
Earn-Out Scenario One
Closing share price trigger for Business Combination (in dollars per share) | $ / shares	$ 12.50	$ 12.50
Earn-Out Scenario Two
Closing share price trigger for Business Combination (in dollars per share) | $ / shares	15.00	15.00
Earn-Out Scenario Three
Closing share price trigger for Business Combination (in dollars per share) | $ / shares	$ 18.00	$ 18.00
Accounting Standards Update 2016-02 | Cumulative Effect, Period of Adoption, Adjustment
Total operating lease liabilities					$ 2,339
Operating lease right-of-use assets					$ 2,223